Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - Fidelity New York Municipal Money Market Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Fidelity New York Municipal Money Market Fund
Bar Chart Table:
Annual Return 2023	2.95%